Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2022
Summary Of Significant Accounting Policies [Line items]
Number of days for a financial asset to become past due for determining credit impairment	90 days
Bottom of range [member]
Summary Of Significant Accounting Policies [Line items]
Percentage of interest in associate	20.00%
Bottom of range [member] | Customer-related intangible assets [member]
Summary Of Significant Accounting Policies [Line items]
Other intangible assets useful lives	5 years
Bottom of range [member] | Buildings [member]
Summary Of Significant Accounting Policies [Line items]
Property plant and equipment useful lives	7 years
Bottom of range [member] | Right of use assets [member]
Summary Of Significant Accounting Policies [Line items]
Property plant and equipment useful lives	1 year
Bottom of range [member] | Assets For Rent And Others [Member]
Summary Of Significant Accounting Policies [Line items]
Property plant and equipment useful lives	2 years
Bottom of range [member] | Software [member]
Summary Of Significant Accounting Policies [Line items]
Other intangible assets useful lives	5 years
Top of range [member]
Summary Of Significant Accounting Policies [Line items]
Percentage of interest in associate	50.00%
Top of range [member] | Customer-related intangible assets [member]
Summary Of Significant Accounting Policies [Line items]
Other intangible assets useful lives	20 years
Top of range [member] | Buildings [member]
Summary Of Significant Accounting Policies [Line items]
Property plant and equipment useful lives	50 years
Top of range [member] | Right of use assets [member]
Summary Of Significant Accounting Policies [Line items]
Property plant and equipment useful lives	20 years
Top of range [member] | Assets For Rent And Others [Member]
Summary Of Significant Accounting Policies [Line items]
Property plant and equipment useful lives	40 years
Top of range [member] | Software [member]
Summary Of Significant Accounting Policies [Line items]
Other intangible assets useful lives	10 years